FAIR VALUE MEASUREMENTS, Summary of Level 3 Instruments Measured at Fair Value (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recurring [Member] | Available-for-Sale Investments [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	$ 13,773	$ 20,442
Settlement		(167)
Impairment	(14,632)	(4,000)
Net unrealized gain (loss) included in other comprehensive income	877	(2,502)
Ending balance	18	13,773
Recurring [Member] | Other Assets [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	8,891	9,465
Additions		105
Disposals	(22)	(291)
Fair value gain (loss) included in earnings	(4)	39
Translation loss included in other comprehensive income	(291)	(427)
Ending balance	8,574	8,891
Non-Recurring [Member] | Equity Securities [Member]
Assets Remeasured at Fair Value [Abstract]
Assets, fair value	$ 0	$ 68,732